Consolidated Statements of Operations and Comprehensive Loss / Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Continuing operations
Revenue (Note 4.1)	€ 85,637	€ 73,491	€ 60,442
Cost of revenue (Note 4.3)	(58,776)	(51,202)	(44,630)
Gross profit	26,861	22,289	15,812
Other income (Note 4.4)	54	126	309
Other operating expenses	(32,030)	(19,742)	(15,193)
Sales and marketing expenses (Note 4.5)	(5,540)	(3,919)	(3,036)
Customer service expenses (Note 4.6)	(3,971)	(2,791)	(2,357)
Technical operations and development expenses (Note 4.7)	(6,428)	(3,305)	(3,849)
General and administrative expenses (Note 4.8)	(16,091)	(9,727)	(5,951)
Operating (loss)/profit	(5,115)	2,673	928
Interest income and similar income	239	157	30
Interest expense and similar charges	(782)	(425)	(103)
Net finance expenses (Note 4.9)	(543)	(268)	(73)
(Loss)/income before taxes	(5,658)	2,405	855
Income tax benefit(expense) (Note 4.12)	84	(1,082)	(445)
(Loss)/profit from continuing operations	(5,574)	1,323	410
Discontinued operations
Loss from discontinued operations, net of tax (Note 4.2)	0	(632)	(959)
Net (loss)/profit	(5,574)	691	(549)
Other comprehensive income	(883)	0	0
Total comprehensive (loss)/income for the year	€ (6,457)	€ 691	€ (549)
Earnings per share
Basic earnings/(loss) per share (In euro per share) (Note 4.13)	€ (24.23)	€ 27.64	€ (21.96)
Diluted earnings/(loss) per share (In euro per share) (Note 4.13)	(24.23)	27.64	(21.96)
Earnings per share - continuing operations
Basic earnings/(loss) per share (In euro per share) (Note 4.13)	(24.23)	52.92	16.40
Diluted earnings/(loss) per share (In euro per share) (Note 4.13)	€ (24.23)	€ 52.92	€ 16.40